Unaudited Consolidated Balance Sheet - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Intangible assets	€ 12,910	€ 20,529
Right-of-use assets	2,981	3,273
Property, plant, and equipment	7,614	6,195
Other investments and other assets	169	179
Trade and other receivables (non-current)		12
Deferred tax assets	15
Non-current assets	23,689	30,188
Inventories	51,010	63,666
Contract assets		40
Trade and other receivables (current)	8,563	28,479
Cash and cash equivalents	6,987	22,858
Current assets	66,560	115,043
Total assets	90,249	145,231
Share capital	5	5
Capital reserves	332,907	245,298
Other equity	613	1,043
Retained earnings	(344,347)	(289,156)
Total equity	(10,822)	(42,810)
Lease liabilities (non-current)	1,866	2,336
Loans and borrowings (non-current)	54,808	119,581
Trade and other payables (non-current)	214	209
Contract liabilities (non-current)	2	265
Other provisions (non-current)	747	2,132
Deferred tax liabilities	1,345	1,670
Non-current liabilities	58,982	126,193
Lease liabilities (current)	1,322	1,144
Loans and borrowings (current)	5,010	13,333
Trade and other payables (current)	20,652	34,963
Contract liabilities (current)	11,955	6,809
Income tax liabilities (current)	75	14
Other provisions (current)	3,075	5,586
Current liabilities	42,089	61,849
Total liabilities	101,071	188,042
Total equity and liabilities	€ 90,249	€ 145,231